Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Interest receivable	$ 12,838	$ 12,534
Other	1,368	1,522
Other currents assets	14,206	14,056	$ 11,701
Guarantee deposits	4,121	20,015
Deposits for litigation	10,548	10,672
Other assets	3,212	3,212
Other non - current assets	17,881	33,899	$ 31,140
Other current and non-current assets	$ 32,087	$ 47,955